Summary of Significant Accounting Policies - Property and Equipment - Concentrations (Details) - Supplier concentration risk - Adagio Medical Inc	6 Months Ended		12 Months Ended
	Jun. 30, 2024 item	Jun. 30, 2023 item	Dec. 31, 2023 item	Dec. 31, 2023	Dec. 31, 2023 segment	Dec. 31, 2022 item
Accounts payable | Two suppliers
Concentrations
Concentration risk percentage	82.00%
Number of suppliers	2
Accounts payable | Three suppliers
Concentrations
Concentration risk percentage				71.60%
Number of suppliers			3		3
Expenditure | Five suppliers
Concentrations
Concentration risk percentage	45.30%	29.20%		45.00%		23.00%
Number of suppliers	5	5	5			5
Expenditure | Ten suppliers
Concentrations
Concentration risk percentage	55.00%	37.60%		54.30%		31.80%
Number of suppliers	10	10	10			10